Employee Benefit Obligations - Summary of Changes in Fair Value of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Beginning balance	$ (574,815)	$ (400,236)
Interest income	(79,193)	(62,649)
Return on plan assets, excluding interest	(52,650)	(47,621)
Foreign currency translation differences	14,977	(92,290)
Employer contributions	(63,862)	(24,906)
Contributions paid	(687)	(601)
Benefits	98,370	53,488
Ending balance	(751,669)	$ (574,815)
Defined benefit plan obligations from business combinations	$ (93,809)